Report of Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,923,319.0	$ 2,948,360.0
Off-balance sheet commitments	334,622.0	330,267.0
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,019.0	12,495.0
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350,371.0	2,432,751.0
Off-balance sheet commitments	334,934.0	330,412.0
Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,019.0	12,495.0
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,618.0)	(5,469.0)
Off-balance sheet commitments	(312.0)	(145.0)
Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153,973.0	148,326.0
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,507,370.0	2,700,821.0
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,197.0)	(11,917.0)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,357.0	2,724.0
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	242,211.0	236,135.0
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	242,211.0	236,135.0
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0.0	0.0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,411.0	94,132.0
Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,723.0	94,277.0
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(312.0)	(145.0)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	930,658.0	938,535.0
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373.0	949,609.0
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715.0)	(11,074.0)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,039.0	112,902.0
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052.0	112,917.0
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13.0)	(15.0)
– reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252,549.0	252,217.0
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,825.0	117,593.0
Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	346,124.0	302,348.0
Debt securities | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54.0)	(97.0)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,674.0	1,658.0
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	159,648.0	165,497.0
Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	159,648.0	165,497.0
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580.0	960,271.0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92.0)	(422.0)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,776.0	68,989.0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,776.0	68,989.0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	268,637.0	229,714.0
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	268,637.0	229,714.0
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	447,225.0	447,522.0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,524.0)	(2,867.0)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	410,684.0	427,655.0
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,755.0)	(7,803.0)
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,464.0	74,432.0
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(436.0)	(404.0)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	136,892.0	132,293.0
Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,019.0	12,495.0
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,952.0	92,509.0
Strong | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	39,940.0	39,784.0
Strong | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,546.0	122,695.0
Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,282.0	52,649.0
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	224,870.0	196,098.0
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	109,296.0	110,122.0
Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	76,340.0	77,891.0
Good | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	32,956.0	32,231.0
Good | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,951.0	20,595.0
Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,862.0	11,517.0
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,124.0	27,377.0
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	82,958.0	80,907.0
Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	65,619.0	61,462.0
Satisfactory | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,339.0	19,445.0
Satisfactory | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,804.0	20,746.0
Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,390.0	4,733.0
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,373.0	6,041.0
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,518.0	5,749.0
Sub- standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,847.0	3,896.0
Sub- standard | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,671.0	1,853.0
Sub- standard | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,300.0	1,326.0
Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	231.0	84.0
Sub- standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258.0	187.0
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,270.0	1,341.0
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,716,120.0	2,797,587.0
Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,725,994.0	2,809,195.0
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,874.0)	(11,608.0)
Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,047,487.0	2,086,877.0
Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	360,420.0	362,793.0
Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	268,451.0	303,559.0
Financial assets excluding equity securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 26,706.0	$ 35,789.0
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	75.10%	74.30%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	13.20%	12.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	9.90%	10.80%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	1.00%	1.30%
Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0.0	$ 0.0
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	453.0	377.0
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	817.0	964.0
Credit impaired | Credit impaired | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47.0	135.0
Credit impaired | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11.0	6.0
Credit impaired | Credit impaired | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12.0	11.0
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 22,930.0	$ 20,177.0
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.80%	0.70%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 635,988.0	$ 677,618.0
IFRS 9 | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,269.0	102,862.0
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,871,005.0	2,022,797.0
Off-balance sheet commitments	636,365.0	678,024.0
IFRS 9 | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,273.0	103,186.0
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,820.0)	(11,511.0)
Off-balance sheet commitments	(377.0)	(406.0)
IFRS 9 | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4.0)	(324.0)
IFRS 9 | Financial assets at amortised cost, category | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,273.0	103,186.0
IFRS 9 | Financial assets at amortised cost, category | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4.0)	(324.0)
IFRS 9 | Debt instruments measured at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,855.0	309,606.0
IFRS 9 | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,909.0	309,703.0
IFRS 9 | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54.0)	(97.0)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	619,019.0	660,648.0
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	619,367.0	661,015.0
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(348.0)	(367.0)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,969.0	16,970.0
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,998.0	17,009.0
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(29.0)	(39.0)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373.0	949,609.0
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715.0)	(11,074.0)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	930,658.0	938,535.0
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	940,373.0	949,609.0
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,715.0)	(11,074.0)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052.0	112,917.0
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13.0)	(15.0)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,039.0	112,902.0
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,052.0	112,917.0
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13.0)	(15.0)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	267,674.0	285,868.0
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	267,674.0	285,868.0
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,293.0	42,024.0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,293.0	42,024.0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | – reverse repurchase agreements – non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,289.0	69,777.0
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252,549.0	252,217.0
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252,549.0	252,217.0
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153,973.0	148,326.0
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153,982.0	148,346.0
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9.0)	(20.0)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,730.0	128,552.0
IFRS 9 | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,809.0	128,630.0
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(79.0)	(78.0)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,093.0	7,939.0
IFRS 9 | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,107.0	7,957.0
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14.0)	(18.0)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,637.0	120,613.0
IFRS 9 | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,702.0	120,673.0
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(65.0)	(60.0)
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,855.0	309,606.0
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	353,909.0	309,703.0
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54.0)	(97.0)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580.0	960,271.0
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92.0)	(422.0)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,488.0	959,849.0
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	828,580.0	960,271.0
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,160.0	19,111.0
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92.0)	(422.0)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(0.3)	(21.0)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	444,701.0	444,655.0
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	447,225.0	447,522.0
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,524.0)	(2,867.0)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	403,929.0	419,852.0
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	410,684.0	427,655.0
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,755.0)	(7,803.0)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,028.0	74,028.0
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,464.0	74,432.0
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(436.0)	(404.0)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	407,485.0	444,059.0
IFRS 9 | Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,425.0	68,501.0
IFRS 9 | Strong | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,313.0	288,959.0
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	400,120.0	436,359.0
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,365.0	7,700.0
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	515,266.0	497,665.0
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,621.0	101,057.0
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	266,713.0	284,723.0
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,293.0	42,024.0
IFRS 9 | Strong | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	155,831.0	170,494.0
IFRS 9 | Strong | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146,970.0	143,333.0
IFRS 9 | Strong | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,338.0	106,184.0
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,101.0	2,405.0
IFRS 9 | Strong | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,237.0	103,779.0
IFRS 9 | Strong | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,313.0	288,959.0
IFRS 9 | Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	702,570.0	815,259.0
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	360,317.0	346,562.0
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	114,504.0	118,123.0
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,445.0	32,980.0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135,659.0	146,646.0
IFRS 9 | Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	458.0	16,403.0
IFRS 9 | Good | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,448.0	12,037.0
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	131,396.0	142,500.0
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,263.0	4,146.0
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,080.0	206,476.0
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,255.0	4,640.0
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949.0	1,068.0
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Good | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,877.0	46,884.0
IFRS 9 | Good | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,681.0	3,814.0
IFRS 9 | Good | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,735.0	11,982.0
IFRS 9 | Good | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,663.0	2,666.0
IFRS 9 | Good | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,072.0	9,316.0
IFRS 9 | Good | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,448.0	12,037.0
IFRS 9 | Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,700.0	80,151.0
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,595.0	62,656.0
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	118,785.0	123,713.0
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,700.0	20,107.0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,619.0	77,310.0
IFRS 9 | Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367.0	14,812.0
IFRS 9 | Satisfactory | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,768.0	7,897.0
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,220.0	73,230.0
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,399.0	4,080.0
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	186,416.0	197,582.0
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,040.0	6,363.0
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12.0	77.0
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Satisfactory | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,799.0	34,206.0
IFRS 9 | Satisfactory | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,331.0	1,137.0
IFRS 9 | Satisfactory | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,151.0	9,965.0
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,090.0	2,707.0
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,061.0	7,258.0
IFRS 9 | Satisfactory | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,768.0	7,897.0
IFRS 9 | Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,660.0	60,197.0
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,774.0	32,314.0
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	138,705.0	145,249.0
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,937.0	20,019.0
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,393.0	8,481.0
IFRS 9 | Sub- standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1.0	2,939.0
IFRS 9 | Sub- standard | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380.0	805.0
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,670.0	7,782.0
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	723.0	699.0
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,906.0	28,532.0
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	134.0	855.0
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Sub- standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Sub- standard | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42.0	633.0
IFRS 9 | Sub- standard | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	62.0
IFRS 9 | Sub- standard | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	454.0	366.0
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243.0	161.0
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	211.0	205.0
IFRS 9 | Sub- standard | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380.0	805.0
IFRS 9 | Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	497.0	4,000.0
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,979.0	2,485.0
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,224.0	25,531.0
IFRS 9 | Sub- standard | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	703.0	516.0
IFRS 9 | Credit impaired | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	5.0
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	961.0	1,144.0
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,705.0	19,354.0
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2.0	2.0
IFRS 9 | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153.0	664.0
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,209.0	1,528.0
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22.0	531.0
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	961.0	1,144.0
IFRS 9 | Credit impaired | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	248.0	384.0
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,705.0	19,354.0
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2.0	2.0
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Credit impaired | Credit impaired | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131.0	133.0
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10.0	18.0
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	121.0	115.0
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	5.0
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,560.0	3,505.0
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,466.0	15,039.0
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 679.0	$ 810.0